Subsequent Events (Details) - 1 months ended Aug. 05, 2020 $ in Millions	USD ($)	CNY (¥)
Subsequent Events (Details) [Line Items]
Sale price		¥ 74,515,000
Administrative costs and tax	$ 10.6	69,554,095
ABC Settlement Agreement [Member]
Subsequent Events (Details) [Line Items]
Loan balances	4.3	29,900,000
Sale of proceeds repayable		24,800,000
Contractor sales proceeds	3.0	¥ 19,815,000
Shanghai Zongbao [Member]
Subsequent Events (Details) [Line Items]
Sale price | $	$ 10.8